Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0000803578
Entity Registrant Name	FIREFLY NEUROSCIENCE, INC.
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-1167364
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false